Subsequent Events (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 24, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Number of shares issued
Subsequent Event [Member] | Purchase Agreement [Member] | Investors [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity	$ 10,000,000
Line of credit description	Notwithstanding any other terms of the Purchase Agreement, in each instance, (i) the amount that is the subject of a Put Notice (the "Investment Amount") is not more than the Maximum Put Amount (as defined below), (ii) the aggregate Investment Amount of all Put Notices shall not exceed the Maximum Commitment Amount and (iii) the Company cannot deliver consecutive Put Notices and/or consummate closings to the same Investor, meaning for the avoidance of doubt, that Put Notices delivered by the Company must alternate between Oasis and SBI. "Maximum Put Amount" means the lesser of (i) such amount that equals two hundred fifty percent (250%) of the average daily trading volume of the Common Stock and (ii) One Million Dollars ($1,000,000.00). The price paid for each share of Common Stock (the "Purchase Price") subject to a Put Notice (each, a "Put Share") shall be 85% of the Market Price (as defined below) on the date upon which the Purchase Price is calculated in accordance with the terms and conditions of the Purchase Agreement. "Market Price" means the one (1) lowest traded price of the Common Stock on the principal market for any trading day during the Valuation Period (as defined below), as reported by Bloomberg Finance L.P. or other reputable source. "Valuation Period" means the period of five (5) consecutive trading days immediately following the Clearing Date
Commitment fee percentage	4.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Investors [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	28,752